Earnings per share_Weighted average number of common shares outstanding (Details)		12 Months Ended
		Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Weighted average common shares outstanding [Line Items]
Accumulated number of shares outstanding during period		250,203,310,423
Weighted average number of common shares outstanding		685,488,522	673,271,226	673,000,000
Description of significant change in number of ordinary shares outstanding	[1]	Woori Bank disposed 42,103,377 shares of Woori Financial Group Inc. which were acquired through comprehensive stock exchange with the shares of Woori Card Co., Ltd., and its parent company, Woori Financial Group Inc.
Common shares issued at the beginning of the period
Weighted average common shares outstanding [Line Items]
Period		Jan. NaN, 2019	Jan. NaN, 2018
Number of shares		673,271,226	673,271,226
Dates		365	365
Accumulated number of shares outstanding during period		245,743,997,490	245,743,997,490
Purchase of treasury stock
Weighted average common shares outstanding [Line Items]
Period		Jan. NaN, 2019
Number of shares		(11,453,702)
Dates		358
Accumulated number of shares outstanding during period		(4,100,425,316)
Disposal of treasury stock from 201903
Weighted average common shares outstanding [Line Items]
Period		Mar. NaN, 2019
Number of shares		18,346,782
Dates		285
Accumulated number of shares outstanding during period		5,228,832,870
Disposal of treasury stock from 201909
Weighted average common shares outstanding [Line Items]
Period		Sep. NaN, 2019
Number of shares	[1]	28,890,707
Dates		97
Accumulated number of shares outstanding during period		2,802,398,579
Disposal of treasury stock from 201911
Weighted average common shares outstanding [Line Items]
Period		Nov. NaN, 2019
Number of shares	[1]	13,212,670
Dates		40
Accumulated number of shares outstanding during period		528,506,800

[1]	Woori Bank disposed 42,103,377 shares of Woori Financial Group Inc. which were acquired through comprehensive stock exchange with the shares of Woori Card Co., Ltd., and its parent company, Woori Financial Group Inc